Leases - Summary of expenses related to right-of-use assets and lease liabilities (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Expenses Related ToRightOfUseAssets And Lease Liabilities [Line Items]
Depreciation, right-of-use assets	€ 2,526	€ 2,195
Interest expense form lease	288	260
Expense relating to short-term leases for which recognition exemption has been used	95	51
Buildings [member]
Disclosure Of Expenses Related ToRightOfUseAssets And Lease Liabilities [Line Items]
Depreciation, right-of-use assets	2,199	2,036
Laboratory equipment
Disclosure Of Expenses Related ToRightOfUseAssets And Lease Liabilities [Line Items]
Depreciation, right-of-use assets	162
IT and telecommunication
Disclosure Of Expenses Related ToRightOfUseAssets And Lease Liabilities [Line Items]
Depreciation, right-of-use assets	98	101
Vehicles [member]
Disclosure Of Expenses Related ToRightOfUseAssets And Lease Liabilities [Line Items]
Depreciation, right-of-use assets	59	50
Other assets [member]
Disclosure Of Expenses Related ToRightOfUseAssets And Lease Liabilities [Line Items]
Depreciation, right-of-use assets	€ 8	€ 8